Share Capital (Summary of Shares Issued) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [Line Items]
Beginning Balance	491,025,446	494,551,730	507,246,105
Ending Balance		491,025,446	494,551,730
Beginning Balance	$ 13,748	$ 13,838
Ending Balance		13,748	$ 13,838
Purchase of treasury shares	$ 96	190	1,000
Increase (decrease) through share-based payment transactions, equity		25	40
Issued capital [Member]
Disclosure of classes of share capital [Line Items]
Purchase of treasury shares		110	374
Increase (decrease) through share-based payment transactions, equity		20	40
Additional paid-in capital [Member]
Disclosure of classes of share capital [Line Items]
Purchase of treasury shares		20	26
Increase (decrease) through share-based payment transactions, equity		5	0
Accumulated other comprehensive income [Member]
Disclosure of classes of share capital [Line Items]
Purchase of treasury shares		0	0
Increase (decrease) through share-based payment transactions, equity		0	0
Retained earnings [Member]
Disclosure of classes of share capital [Line Items]
Purchase of treasury shares		60	600
Increase (decrease) through share-based payment transactions, equity		0	0
Equity Attributable To Owners Of Parent [Member]
Disclosure of classes of share capital [Line Items]
Purchase of treasury shares		190	1,000
Increase (decrease) through share-based payment transactions, equity		25	40
Noncontrolling Interests [Member]
Disclosure of classes of share capital [Line Items]
Purchase of treasury shares		0	0
Increase (decrease) through share-based payment transactions, equity		$ 0	$ 0